Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 37,274	$ 31,744
Allowance for credit losses	(279)	(104)
Accounts receivable, net	$ 36,995	$ 31,640